PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,239.6
Balance, end of the year	2,362.0	$ 2,239.6
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	504.2
Balance, end of the year	624.8	504.2
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	973.6
Balance, end of the year	1,021.8	973.6
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	702.2
Balance, end of the year	642.6	702.2
ROU Assets: Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	59.6
Balance, end of the year	72.8	59.6
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	5,497.3	5,154.6
Additions	390.7	362.9
Changes in asset retirement obligations	7.6	21.5
Disposals	(70.0)	(59.4)
Derecognition on the establishment of the Rosebel UJV	(35.4)
Transfers within Property, plant and equipment	0.0	0.0
Transfers from Exploration and evaluation assets		9.2
Balance, end of the year	5,790.2	5,497.3
Cost | IFRS 16 Leases transition adjustment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year		8.5
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	504.2	515.1
Additions	164.2	137.4
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Derecognition on the establishment of the Rosebel UJV	(2.0)
Transfers within Property, plant and equipment	(41.6)	(157.5)
Transfers from Exploration and evaluation assets		9.2
Balance, end of the year	624.8	504.2
Cost | Construction in progress | IFRS 16 Leases transition adjustment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year		0.0
Cost | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,961.0	2,719.3
Additions	130.4	100.1
Changes in asset retirement obligations	7.6	21.5
Disposals	0.0	0.0
Derecognition on the establishment of the Rosebel UJV	(32.1)
Transfers within Property, plant and equipment	39.7	120.1
Transfers from Exploration and evaluation assets		0.0
Balance, end of the year	3,106.6	2,961.0
Cost | Mining properties | IFRS 16 Leases transition adjustment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year		0.0
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,964.0	1,920.2
Additions	70.0	105.7
Changes in asset retirement obligations	0.0	0.0
Disposals	(67.8)	(59.3)
Derecognition on the establishment of the Rosebel UJV	(1.3)
Transfers within Property, plant and equipment	1.7	(2.6)
Transfers from Exploration and evaluation assets		0.0
Balance, end of the year	1,966.6	1,964.0
Cost | Plant and equipment | IFRS 16 Leases transition adjustment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year		0.0
Cost | ROU Assets: Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	68.1	0.0
Additions	26.1	19.7
Changes in asset retirement obligations	0.0	0.0
Disposals	(2.2)	(0.1)
Derecognition on the establishment of the Rosebel UJV	0.0
Transfers within Property, plant and equipment	0.2	40.0
Transfers from Exploration and evaluation assets		0.0
Balance, end of the year	92.2	68.1
Cost | ROU Assets: Plant and equipment | IFRS 16 Leases transition adjustment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year		8.5
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(3,257.7)	(2,718.5)
Depreciation expense	283.6	306.5
Disposals	67.1	52.8
Impairment charge		285.5
Derecognition on the establishment of the Rosebel UJV	(0.2)
Reversal of impairment	(45.8)
Transfers within Property, plant and equipment		0.0
Balance, end of the year	(3,428.2)	(3,257.7)
Accumulated Depreciation and Impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Impairment charge		0.0
Derecognition on the establishment of the Rosebel UJV	0.0
Reversal of impairment	0.0
Transfers within Property, plant and equipment		0.0
Balance, end of the year	0.0	0.0
Accumulated Depreciation and Impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,987.4)	(1,609.6)
Depreciation expense	143.3	167.9
Disposals	0.0	0.0
Impairment charge		209.9
Derecognition on the establishment of the Rosebel UJV	(0.1)
Reversal of impairment	(45.8)
Transfers within Property, plant and equipment		0.0
Balance, end of the year	(2,084.8)	(1,987.4)
Accumulated Depreciation and Impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,261.8)	(1,108.9)
Depreciation expense	127.8	132.8
Disposals	65.5	52.8
Impairment charge		73.6
Derecognition on the establishment of the Rosebel UJV	(0.1)
Reversal of impairment	0.0
Transfers within Property, plant and equipment		(0.7)
Balance, end of the year	(1,324.0)	(1,261.8)
Accumulated Depreciation and Impairment | ROU Assets: Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(8.5)	0.0
Depreciation expense	12.5	5.8
Disposals	1.6	0.0
Impairment charge		2.0
Derecognition on the establishment of the Rosebel UJV	0.0
Reversal of impairment	0.0
Transfers within Property, plant and equipment		0.7
Balance, end of the year	$ (19.4)	$ (8.5)